SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity Settled Share Based Payments [Abstract]
Expense arising from staff remuneration arrangements		$ (3,791,541)	$ (2,589,413)	$ (8,340,328)
Total expense arising from equity-settled share-based payment transactions		(3,791,541)	$ (2,589,413)	$ (8,340,328)
Blacksand [Member]
Equity Settled Share Based Payments [Abstract]
Share-based compensation expense, prepayment		$ 2,000,000
Number of shares issued (in shares)		3,006,163
Exercise of option to purchase settled in shares	$ 2,000,000